INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS
Balance at December 31, 2022	$192,583
Change in fair value	96,960
Balance at June 30, 2023	$289,543

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$157,143
Private company shares	132,400
Balance at June 30, 2023	$289,543

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
As at	December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%